Fair Value Information - Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests Discount (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Top of Range [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Discount for lack of marketability	20.00%	20.00%
Noncontrolling interests discount	25.00%	25.00%
Bottom of Range [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Discount for lack of marketability	14.73%	13.73%
Noncontrolling interests discount	17.29%	21.45%